SEGMENT AND GEOGRAPHICAL INFORMATION (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Property and equipment, net	$ 5,710	$ 5,525
Israel [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	$ 3,956	$ 3,179